Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Patents [Abstract]
GOODWILL
6.	GOODWILL

At December 31, 2011 and 2010, the fair value of the reporting unit exceeded its carrying value. Accordingly, the Company determined that goodwill was not impaired and no further testing was performed. The change in the carrying value is attributable to the translation to U.S. dollars using the current rate for 2010 and the historical rate for 2011 as a result of the change in reporting and functional currency (see Note 2).